Trade and Other Receivables - Summary of Movements in Provision for Allowances for Doubtful Debts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
At start of year	£ 56	£ 51
Charge for the year	39	4
Trade receivables written off	(15)	(6)
Exchange translation differences	(1)	7
At end of year	£ 79	£ 56